Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of identified intangible assets, by major class
The following table provides the details of identified intangible assets, by major class, for the periods indicated:

	Cost	Accumulated Amortization	Net Balance
	(In millions)
Intangible assets:
Contract rights and licenses	$224	$120	$104
Customer relationships	25	23	2
Contract backlog	24	24	—
Provider networks	27	11	16
Balance at December 31, 2015	$300	$178	$122
Intangible assets:
Contract rights and licenses	$182	$105	$77
Customer relationships	25	23	2
Contract backlog	24	23	1
Provider networks	18	9	9
Balance at December 31, 2014	$249	$160	$89

Changes in the carrying amount of goodwill
The following table presents the balances of goodwill as of December 31, 2015 and 2014:

	December 31, 2014	Acquisitions by Segment		December 31, 2015
		Health Plans	Other
	(In millions)
Goodwill, gross	$330	$90	$157	$577
Accumulated impairment losses	(58)	—	—	(58)
Goodwill, net	$272	$90	$157	$519